Fair Value of Financial Instruments and Derivatives Instuments, detail 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Notional Amount of Derivatives	$ 263,811		$ 382,232
Eniadefhi | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Apr. 01, 2009
Derivative, Maturity Date	Feb. 12, 2014
Derivative, Fixed Interest Rate	3.35%	[1]
Notional Amount of Derivatives	0		34,875
Eniaprohi | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Nov. 14, 2011
Derivative, Maturity Date	Nov. 13, 2014
Derivative, Fixed Interest Rate	1.40%	[2]
Notional Amount of Derivatives	0		33,328
Soffive | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Nov. 20, 2011
Derivative, Maturity Date	Nov. 20, 2014
Derivative, Fixed Interest Rate	1.35%	[2]
Notional Amount of Derivatives	0		32,400
Staloudi | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 09, 2012
Derivative, Maturity Date	Jan. 07, 2015
Derivative, Fixed Interest Rate	1.45%	[2]
Notional Amount of Derivatives	34,760		38,400
Marathassa | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Nov. 23, 2012
Derivative, Maturity Date	Nov. 21, 2015
Derivative, Fixed Interest Rate	1.95%	[2]
Notional Amount of Derivatives	11,675		13,305
Marathassa | Novated Interest Rate Swaps
Derivative [Line Items]
Derivative, Inception Date	Jan. 31, 2011
Derivative, Maturity Date	Jan. 31, 2015
Derivative, Fixed Interest Rate	1.22%	[2],[3]
Notional Amount of Derivatives	31,400		33,900
Kerasies | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Dec. 14, 2010
Derivative, Maturity Date	Dec. 14, 2015
Derivative, Fixed Interest Rate	1.65%	[2]
Notional Amount of Derivatives	26,664		28,798
Pelea | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Dec. 15, 2011
Derivative, Maturity Date	Dec. 14, 2016
Derivative, Fixed Interest Rate	2.05%	[2]
Notional Amount of Derivatives	30,542		32,962
Maxdekatria | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Sep. 28, 2012
Derivative, Maturity Date	Sep. 28, 2017
Derivative, Fixed Interest Rate	0.90%	[2]
Notional Amount of Derivatives	20,000		20,800
Marindou | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 14, 2013
Derivative, Maturity Date	Jan. 16, 2018
Derivative, Fixed Interest Rate	1.60%	[2]
Notional Amount of Derivatives	27,427		28,500
Petra | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 18, 2013
Derivative, Maturity Date	Jan. 18, 2018
Derivative, Fixed Interest Rate	0.98%	[2]
Notional Amount of Derivatives	14,000		14,000
Marinouki | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Mar. 05, 2013
Derivative, Maturity Date	Mar. 05, 2018
Derivative, Fixed Interest Rate	1.48%	[2]
Notional Amount of Derivatives	22,543		24,297
Pemer | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jun. 07, 2013
Derivative, Maturity Date	Mar. 07, 2018
Derivative, Fixed Interest Rate	0.9475%	[2]
Notional Amount of Derivatives	14,000		14,000
Avstes | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jul. 18, 2013
Derivative, Maturity Date	Apr. 18, 2018
Derivative, Fixed Interest Rate	1.35%	[2]
Notional Amount of Derivatives	14,000		14,000
Shikoku | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Aug. 28, 2013
Derivative, Maturity Date	Aug. 28, 2018
Derivative, Fixed Interest Rate	1.25%	[2]
Notional Amount of Derivatives	$ 16,800		$ 18,667

[1]	Under these swap transactions, the bank effects semi-annual floating-rate payments to the Company for the relevant amount based on the six-month USD LIBOR, and the Company effects semi-annual payments to the bank on the relevant amount at the respective fixed rates.
[2]	Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month U.S. USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
[3]	The transaction was novated from Maxpente to Marathassa in August 2014.